UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported)

January 14, 2022

PRESTIGE FINANCIAL SERVICES, INC.1

(Exact name of securitizer as specified in its charter)

025-00584	0001541629
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Aaron Dalton, (801) 844-2121

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

[1]

Prestige Financial Services, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities privately issued by the following affiliated entities: Prestige Receivables Corporation II, Prestige Receivables Company IV, LLC, Prestige Auto Receivables Trust, Series 2016-1, Prestige Auto Receivables Trust, Series 2016-2, Prestige Auto Receivables Trust, Series 2017-1,Prestige Auto Receivables Trust, Series 2018-1, Prestige Auto Receivables Trust, Series 2019-1, Prestige Auto Receivables Trust, Series 2020-1, and Prestige Auto Receivables Trust, Series 2021-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prestige Financial Services, Inc.
(Securitizer)

By:	/s/ Aaron Dalton
Name: Aaron Dalton
Title: Senior Vice President

Date: January 14, 2022